Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share

13.     Earnings per share:

	Earnings	Shares	Per share
For the year ended December 31, 2018	(numerator)	(denominator)	amount
Net earnings	$278,798
Less preferred share dividends:
Series D	(14,610)
Series E	(11,170)
Series F	(8,289)
Series G	(15,992)
Series H	(17,768)
Series I	(3,400)
Basic EPS:
Earnings attributable to common shareholders	$207,569	154,848,000	$1.34
Effect of dilutive securities:
Share-based compensation	—	91,000
2018 Warrants and New Warrants	—	3,129,000
Diluted EPS(1):
Earnings attributable to common shareholders(1)	$207,569	158,068,000	$1.31

	Earnings	Shares	Per share
For the year ended December 31, 2017	(numerator)	(denominator)	amount
Net earnings	$175,237
Less preferred share dividends:
Series D	(9,925)
Series E	(11,100)
Series F	(9,730)
Series G	(15,990)
Series H	(17,731)
Basic EPS:
Earnings attributable to common shareholders	$110,761	117,524,000	$0.94
Effect of dilutive securities:
Share-based compensation	—	81,400
Diluted EPS(1):
Earnings attributable to common shareholders(1)	$110,761	117,605,400	$0.94

	Earnings	Shares	Per share
For the year ended December 31, 2016	(numerator)	(denominator)	amount
Net loss	$(139,039)
Less preferred share dividends:
Series C	(14,420)
Series D	(9,900)
Series E	(11,077)
Series F	(6,055)
Series G	(7,404)
Series H	(6,841)
Basic EPS:
Loss attributable to common shareholders	$(194,736)	102,869,000	$(1.89)
Effect of dilutive securities:
Share-based compensation	—	—
Diluted EPS(1):
Earnings attributable to common shareholders(1)	$(194,736)	102,869,000	$(1.89)

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(1)	The unexercised share-based compensation awards and convertible Series F preferred shares are not included in the computation of diluted EPS when their effects are anti-dilutive.